Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of quantitative financial assets measured at fair value on a recurring basis
	December 31, 2021
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$171,196	$—	$—	$171,196
Total assets	$171,196	$—	$—	$171,196
Liabilities:
Warrant liabilities – public warrants	$37,085	$—	$—	$37,085
Warrant liabilities – private warrants	—	$—	52,936	52,936
Total liabilities	$37,085	$—	$52,936	$90,021
	December 31, 2020
	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Money market funds	$15,768	$—	$—	$15,768
Total assets	$15,768	$—	$—	$15,768

Schedule of quantitative information regarding Level 3 fair value measurements
Private Warrants	As of September 17, 2021	As of September 30, 2021	As of December 31, 2021
Volatility	62.5%	62.5%	60.0%
Stock price	$11.57	$14.96	$10.62
Expected life	5.0 years	5.0 years	4.7 years
Risk-free rate	0.90%	1.00%	1.2%
Dividend yield	0.00%	0.00%	0.00%

Schedule of change in number and value of warrants
	Public		Private		Total
	Shares	Value	Shares	Value	Shares	Value
September 17, 2021	17,249,991	$29,670	10,400,000	$63,440	27,649,991	$93,110
Exercised	(1,370)	(4)	—	—	(1,370)	(4)
Change in value	—	$7,419	—	$(10,504)	—	$(3,085)
December 31, 2021	17,248,621	$37,085	10,400,000	$52,936	27,648,621	$90,021